Quarterly Holdings Report
for

Fidelity® Series Emerging Markets Opportunities Fund

July 31, 2021

ILF-QTLY-0921
1.873106.112

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value
Belgium - 0.4%
Titan Cement International Trading SA (a)	6,139,100	$115,209,267
VGP NV	14,200	2,924,249

TOTAL BELGIUM		118,133,516

Bermuda - 0.9%
AGTech Holdings Ltd. (b)	22,040,272	893,392
China Gas Holdings Ltd.	21,668,800	66,920,752
Credicorp Ltd. (United States) (b)	943,823	95,288,370
Huanxi Media Group Ltd. (b)	104,112,386	24,115,130
Kerry Properties Ltd.	5,744,500	16,927,874
Kunlun Energy Co. Ltd.	56,502,000	48,859,363
Shangri-La Asia Ltd. (b)	8,220,000	7,298,534

TOTAL BERMUDA		260,303,415

Brazil - 3.5%
Atacadao SA	30,504,900	111,225,085
Azul SA sponsored ADR (b)(c)	3,162,000	70,923,660
ENGIE Brasil Energia SA	3,898,500	28,391,514
Equatorial Energia SA	12,589,300	58,495,859
Localiza Rent A Car SA	3,382,200	40,359,762
LOG Commercial Properties e Participacoes SA	3,551,011	19,574,622
Natura & Co. Holding SA (b)	16,738,401	172,743,062
Notre Dame Intermedica Participacoes SA	3,279,800	50,378,534
Rumo SA (b)	26,246,900	104,115,769
Suzano Papel e Celulose SA (b)	15,053,300	156,277,431
Telefonica Brasil SA	1,882,528	14,895,402
Transmissora Alianca de Energia Eletrica SA unit	5,135,600	37,469,937
Vale SA sponsored ADR	6,777,870	142,470,827
YDUQS Participacoes SA	3,160,600	17,149,437

TOTAL BRAZIL		1,024,470,901

British Virgin Islands - 0.1%
Fix Price Group Ltd. GDR (Reg. S) (b)	3,389,322	25,911,367
Mail.Ru Group Ltd. GDR (Reg. S) (b)	828,522	17,183,546

TOTAL BRITISH VIRGIN ISLANDS		43,094,913

Cayman Islands - 22.8%
AAC Technology Holdings, Inc.	6,510,453	38,998,293
Akeso, Inc. (b)(d)	6,116,545	40,574,161
Alibaba Group Holding Ltd. (b)	56,287,976	1,374,707,449
Ant International Co. Ltd. Class C (b)(e)(f)	6,359,848	15,899,620
Anta Sports Products Ltd.	3,756,889	81,846,484
Archosaur Games, Inc. (d)	2,140,000	2,695,946
ASM Pacific Technology Ltd.	2,674,200	34,411,895
BeiGene Ltd. ADR (b)	125,700	39,795,363
Bilibili, Inc. ADR (b)(c)	4,240,525	362,904,130
Chailease Holding Co. Ltd.	24,926,796	207,058,101
China Resources Land Ltd.	15,207,720	50,880,593
Chindata Group Holdings Ltd. ADR (b)	2,362,554	29,484,674
CIFI Holdings Group Co. Ltd.	28,710,646	17,290,340
CK Asset Holdings Ltd.	1,900,000	12,945,960
ENN Energy Holdings Ltd.	4,245,200	88,770,002
ESR Cayman Ltd. (b)(d)	9,467,200	33,258,213
Haitian International Holdings Ltd.	18,330,306	67,106,825
Hansoh Pharmaceutical Group Co. Ltd. (d)	17,499,724	62,714,954
Innovent Biologics, Inc. (b)(d)	7,355,362	75,009,804
iQIYI, Inc. ADR (b)(c)	1,163,854	12,988,611
Jacobio Pharmaceuticals Group Co. Ltd. (d)	15,380,528	36,773,220
JD Health International, Inc. (d)	2,148,058	23,066,784
JD.com, Inc.:
Class A (b)	821,124	28,627,504
sponsored ADR (b)	2,879,629	204,108,104
Kanzhun Ltd. ADR	407,643	14,043,301
KE Holdings, Inc. ADR (b)	592,800	13,035,672
Kingdee International Software Group Co. Ltd. (b)	16,383,460	51,019,441
Kingsoft Corp. Ltd.	3,623,800	16,880,585
KWG Property Holding Ltd.	9,563,500	10,485,066
Li Ning Co. Ltd.	15,474,941	163,090,105
Longfor Properties Co. Ltd. (d)	12,123,666	56,553,135
Medlive Technology Co. Ltd.	6,268,329	24,722,761
Medlive Technology Co. Ltd.	2,275,500	8,077,269
Meituan Class B (b)(d)	15,334,305	424,322,097
Ming Yuan Cloud Group Holdings Ltd.	6,251,600	23,329,417
NetEase, Inc. ADR	514,215	52,557,915
PagSeguro Digital Ltd. (b)(c)	1,869,334	103,635,877
Parade Technologies Ltd.	581,213	35,724,617
Pinduoduo, Inc. ADR (b)	3,493,702	320,058,040
Pop Mart International Group Ltd. (d)	5,367,489	39,300,506
Sea Ltd. ADR (b)	210,287	58,072,858
Shenzhou International Group Holdings Ltd.	5,044,349	111,950,656
Shimao Property Holdings Ltd.	6,570,500	12,953,046
Silergy Corp.	154,620	20,999,852
StoneCo Ltd. Class A (b)	448,315	26,378,855
Tencent Holdings Ltd.	25,348,457	1,528,718,479
Tencent Music Entertainment Group ADR (b)	1,628,832	17,216,754
Tongdao Liepin Group (b)	7,511,822	13,880,798
Uni-President China Holdings Ltd.	57,823,000	58,037,665
Wuxi Biologics (Cayman), Inc. (b)(d)	10,102,587	154,309,516
Xiaomi Corp. Class B (b)(d)	13,166,117	42,948,736
XPeng, Inc.:
ADR (b)	4,703,782	190,644,284
Class A	478,800	9,192,585
Zai Lab Ltd. (b)	720,168	101,115,903
Zhaoke Ophthalmology Ltd. (b)(d)	2,936,500	3,022,976

TOTAL CAYMAN ISLANDS		6,648,195,797

Chile - 0.6%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (c)	3,676,562	174,636,695
China - 8.6%
Bafang Electric Suzhou Co. Ltd. (A Shares)	1,863,274	64,551,128
Beijing Enlight Media Co. Ltd. (A Shares)	35,324,276	48,600,982
Beijing Shiji Information Technology Co. Ltd. (A Shares)	5,781,590	18,074,599
Beijing Sinohytec Co. Ltd. (A Shares)	726,000	30,250,328
China Communications Services Corp. Ltd. (H Shares)	80,788,000	34,618,305
China Construction Bank Corp. (H Shares)	475,021,000	330,872,969
China Merchants Bank Co. Ltd. (H Shares)	30,138,124	229,589,821
China Petroleum & Chemical Corp. (H Shares)	207,546,000	94,904,700
China Tower Corp. Ltd. (H Shares) (d)	110,357,200	14,626,911
DBAPPSecurity Ltd. (A Shares)	1,270,032	65,690,734
Estun Automation Co. Ltd. (A Shares) (b)	2,560,868	15,464,806
Gemdale Corp. (A Shares)	12,323,600	15,963,682
Glodon Co. Ltd. (A Shares)	2,160,460	21,061,430
Great Wall Motor Co. Ltd. (H Shares)	30,881,868	148,425,622
Haier Smart Home Co. Ltd.	20,586,216	70,464,905
Haier Smart Home Co. Ltd. (A Shares)	1,171,203	4,527,877
Joinn Laboratories China Co. Ltd. (H Shares) (d)	501,860	8,395,386
Pharmaron Beijing Co. Ltd. (H Shares) (d)	4,236,008	92,720,506
Ping An Insurance Group Co. of China Ltd. (H Shares)	40,313,500	352,777,168
Proya Cosmetics Co. Ltd. (A Shares)	155,600	3,879,495
Pylon Technologies Co. Ltd. (A Shares)	1,370,100	59,348,488
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	7,740,477	48,516,868
Shenzhen H&T Intelligent Control Co. Ltd. (A Shares)	9,129,900	37,217,895
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	1,698,483	102,608,987
ShenZhen Topband Co. Ltd. (A Shares)	13,762,500	36,294,175
Sinopec Engineering Group Co. Ltd. (H Shares)	34,716,687	19,790,497
Sinopharm Group Co. Ltd. (H Shares)	15,517,200	40,734,110
Sungrow Power Supply Co. Ltd. (A Shares)	887,820	23,056,156
Thunder Software Technology Co. Ltd. (A Shares)	1,193,465	26,970,689
TravelSky Technology Ltd. (H Shares)	15,605,000	26,506,502
Tsingtao Brewery Co. Ltd. (H Shares)	19,676,000	155,207,247
Venus MedTech Hangzhou, Inc. (H Shares) (b)(d)	5,371,987	33,906,946
WuXi AppTec Co. Ltd. (H Shares) (d)	5,373,304	118,789,835
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	12,319,500	96,068,368
ZTE Corp. (H Shares)	4,138,800	14,752,612

TOTAL CHINA		2,505,230,729

Cyprus - 1.0%
TCS Group Holding PLC GDR	3,415,479	282,528,423
Egypt - 0.0%
Six of October Development & Investment Co.	11,410,084	12,060,324
France - 0.1%
Ubisoft Entertainment SA (b)	362,326	22,969,236
Germany - 0.1%
Delivery Hero AG (b)(d)	255,254	38,212,736
Greece - 0.1%
Piraeus Financial Holdings SA (b)	9,261,300	15,930,015
Hong Kong - 1.2%
AIA Group Ltd.	8,772,000	104,963,685
Antengene Corp. (d)	22,325,525	41,082,080
China Overseas Land and Investment Ltd.	20,034,400	42,022,187
China Resources Beer Holdings Co. Ltd.	14,458,666	108,191,378
Guangdong Investment Ltd.	32,616,000	45,664,037

TOTAL HONG KONG		341,923,367

Hungary - 0.6%
OTP Bank PLC (b)	2,574,000	138,826,068
Richter Gedeon PLC	1,376,043	37,767,533

TOTAL HUNGARY		176,593,601

India - 11.2%
Adani Ports & Special Economic Zone Ltd.	12,931,647	117,325,602
Apollo Hospitals Enterprise Ltd.	529,800	28,754,942
Axis Bank Ltd. (b)	25,376,613	241,977,859
Bajaj Auto Ltd.	817,743	42,123,771
Bajaj Finance Ltd.	2,035,377	170,512,977
Cipla Ltd. (b)	765,700	9,476,044
Divi's Laboratories Ltd.	668,900	44,142,262
Embassy Office Parks (REIT)	4,087,400	19,891,187
HDFC Bank Ltd.	23,368,088	450,132,597
Housing Development Finance Corp. Ltd.	279,000	9,161,270
Indraprastha Gas Ltd.	11,140,394	83,578,991
Indus Towers Ltd.	2,880,400	8,605,148
IndusInd Bank Ltd. (b)	7,418,100	97,885,573
Infosys Ltd.	1,970,686	42,990,268
ITC Ltd.	28,428,554	78,371,776
JK Cement Ltd. (a)	4,210,276	184,574,590
Larsen & Toubro Ltd.	7,709,744	166,077,324
Mahanagar Gas Ltd.	2,879,134	45,208,486
Mahindra & Mahindra Ltd.	4,361,551	43,595,856
Manappuram General Finance & Leasing Ltd.	31,212,087	87,053,021
Max Healthcare Institute Ltd. (b)	2,727,433	10,875,833
Mindspace Business Parks (REIT) (d)	832,200	3,173,942
NTPC Ltd.	36,092,445	57,383,995
Oberoi Realty Ltd. (b)	4,365,672	39,485,333
Petronet LNG Ltd.	11,344,180	33,303,077
Pine Labs Private Ltd. (e)(f)	9,606	3,581,693
Power Grid Corp. of India Ltd.	25,322,916	58,297,189
Power Grid Corporation of India Ltd. (b)	8,418,338	19,380,289
Reliance Industries Ltd.	14,126,492	386,740,592
Shree Cement Ltd.	335,368	127,508,498
Shriram Transport Finance Co. Ltd.	10,541,273	197,104,301
Sun Pharmaceutical Industries Ltd.	2,201,800	22,921,750
Sunteck Realty Ltd.	1,886,831	9,662,130
Tata Consultancy Services Ltd.	6,221,245	265,059,924
Tech Mahindra Ltd.	42,904	698,037
Torrent Pharmaceuticals Ltd.	1,282,636	52,985,176
Zomato Ltd. (b)	451,620	810,982
Zomato Ltd.	4,003,935	6,830,443

TOTAL INDIA		3,267,242,728

Indonesia - 1.2%
PT Bank Central Asia Tbk	69,630,012	143,713,456
PT Bank Rakyat Indonesia Tbk	649,137,100	166,533,855
PT Bukalapak.com Tbk (b)(g)	100,740,900	5,920,813
PT United Tractors Tbk	17,095,300	23,108,945

TOTAL INDONESIA		339,277,069

Japan - 0.6%
Capcom Co. Ltd.	948,268	25,974,617
Ibiden Co. Ltd.	394,164	20,731,291
JTOWER, Inc. (b)(c)	205,045	13,569,361
Money Forward, Inc. (b)	535,575	32,953,204
Recruit Holdings Co. Ltd.	375,595	19,467,333
Renesas Electronics Corp. (b)	2,287,348	24,623,837
Square Enix Holdings Co. Ltd.	534,367	27,618,257

TOTAL JAPAN		164,937,900

Korea (South) - 13.3%
AMOREPACIFIC Group, Inc.	1,726,089	86,247,551
Coway Co. Ltd.	1,146,646	85,344,935
Hana Financial Group, Inc.	3,564,279	134,345,330
Hanon Systems	3,230,440	43,716,701
Hyundai Mobis	194,580	44,983,839
Hyundai Motor Co.	162,871	30,800,755
Kakao Corp.	1,583,520	201,930,532
KakaoBank Corp. (b)(g)	142,280	4,813,595
KB Financial Group, Inc.	4,883,765	216,444,546
Kia Corp.	2,596,694	188,316,404
KRAFTON, Inc. (b)(g)	6,760	2,920,365
LG Chemical Ltd.	70,866	51,762,008
LG Corp.	923,198	75,440,900
LG Electronics, Inc.	740,873	101,224,450
LX Holdings Corp. (b)	447,691	4,058,408
NCSOFT Corp.	95,046	67,939,470
Netmarble Corp. (d)	106,855	12,838,247
POSCO	1,072,940	340,512,896
S-Oil Corp.	785,090	66,947,454
Samsung Biologics Co. Ltd. (b)(d)	171,788	132,630,660
Samsung Electronics Co. Ltd.	21,435,689	1,459,715,454
Samsung SDI Co. Ltd.	285,485	183,511,212
SK Hynix, Inc.	3,077,066	300,296,614
Studio Dragon Corp. (b)	338,885	27,104,685

TOTAL KOREA (SOUTH)		3,863,847,011

Luxembourg - 0.1%
Adecoagro SA (b)	2,031,718	19,423,224
Mauritius - 0.1%
Jumo World Ltd. (f)(g)	2,021	15,189,290
Mexico - 2.8%
CEMEX S.A.B. de CV sponsored ADR (b)	35,151,400	285,780,882
Corporacion Inmobiliaria Vesta S.A.B. de CV	17,109,384	33,606,376
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	5,842,000	67,194,189
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR (b)	194,006	35,157,767
Grupo Aeroportuario Norte S.A.B. de CV (b)	4,345,000	26,596,584
Grupo Financiero Banorte S.A.B. de CV Series O	33,559,818	217,564,560
Macquarie Mexican (REIT) (d)	3,670,940	4,481,198
Wal-Mart de Mexico SA de CV Series V	46,607,400	153,639,063

TOTAL MEXICO		824,020,619

Netherlands - 1.6%
Adyen BV (b)(d)	12,300	33,333,635
ASML Holding NV (Netherlands)	60,621	46,337,765
CTP BV (b)(d)	768,100	15,489,697
NXP Semiconductors NV	204,494	42,205,517
X5 Retail Group NV GDR (Reg. S)	2,562,100	82,960,798
Yandex NV Series A (b)(c)	3,716,167	252,439,224

TOTAL NETHERLANDS		472,766,636

Panama - 0.2%
Copa Holdings SA Class A (b)	790,728	56,070,522
Peru - 0.2%
Compania de Minas Buenaventura SA sponsored ADR (b)	6,163,952	50,914,244
Philippines - 0.1%
Ayala Land, Inc.	40,746,724	26,677,703
Robinsons Land Corp.	13,813,031	4,452,694

TOTAL PHILIPPINES		31,130,397

Poland - 0.2%
CD Projekt RED SA (c)	1,061,757	51,128,605
Russia - 3.2%
Gazprom OAO sponsored ADR (Reg. S)	5,717,200	44,502,685
LSR Group OJSC	394,330	4,108,067
Lukoil PJSC sponsored ADR	2,834,700	242,933,790
MMC Norilsk Nickel PJSC sponsored ADR	3,522,200	121,727,232
Novatek PJSC GDR (Reg. S)	743,800	165,569,880
Sberbank of Russia	16,336,153	68,297,783
Sberbank of Russia sponsored ADR	15,117,694	251,709,605
Tatneft PAO	7,045,800	47,027,389

TOTAL RUSSIA		945,876,431

Saudi Arabia - 0.8%
Al Rajhi Bank	7,471,247	221,125,325
Singapore - 0.3%
First Resources Ltd.	73,532,700	73,806,762
South Africa - 3.5%
AngloGold Ashanti Ltd.	4,614,300	92,395,628
Bidvest Group Ltd./The (c)	5,577,001	76,099,585
Capitec Bank Holdings Ltd.	1,034,961	114,913,254
FirstRand Ltd.	39,345,061	145,980,549
Impala Platinum Holdings Ltd.	17,270,502	311,325,632
Naspers Ltd. Class N	951,181	183,559,201
Pick 'n Pay Stores Ltd. (a)(c)	30,190,000	107,541,411

TOTAL SOUTH AFRICA		1,031,815,260

Spain - 0.0%
Aena SME SA (b)(d)	38,500	6,128,998
Switzerland - 0.1%
Dufry AG (b)	643,639	34,053,515
Taiwan - 9.9%
Advanced Wireless Semiconductor Co.	1,736,000	10,244,823
ASE Technology Holding Co. Ltd.	19,660,430	86,596,257
Formosa Plastics Corp.	10,883,000	38,966,856
Hon Hai Precision Industry Co. Ltd. (Foxconn)	47,778,156	188,988,437
MediaTek, Inc.	6,406,657	209,686,343
Taiwan Semiconductor Manufacturing Co. Ltd.	100,629,586	2,105,140,528
Unified-President Enterprises Corp.	58,504,000	153,582,841
United Microelectronics Corp.	15,159,000	31,730,348
Win Semiconductors Corp.	3,407,465	42,326,469

TOTAL TAIWAN		2,867,262,902

Thailand - 0.3%
Land & House PCL (For. Reg.)	36,243,000	8,603,025
PTT Global Chemical PCL (For. Reg.)	49,865,700	86,119,248

TOTAL THAILAND		94,722,273

Turkey - 0.2%
Aselsan A/S	39,547,918	72,797,081
United Kingdom - 1.2%
Helios Towers PLC (b)	4,070,800	9,257,162
Mondi PLC	8,012,263	223,121,120
Prudential PLC (b)	6,416,248	120,489,638

TOTAL UNITED KINGDOM		352,867,920

United States of America - 2.9%
Activision Blizzard, Inc.	1,080,308	90,335,355
Airbnb, Inc. Class A	13,400	1,929,734
Dlocal Ltd.	786,647	35,509,246
First Cash Financial Services, Inc.	1,140,493	90,327,046
Lam Research Corp.	99,356	63,330,508
Li Auto, Inc. ADR (b)(c)	7,467,648	249,344,767
Marvell Technology, Inc.	850,582	51,468,717
MercadoLibre, Inc. (b)	51,507	80,799,031
Micron Technology, Inc.	311,009	24,128,078
NVIDIA Corp.	289,876	56,522,921
ON Semiconductor Corp. (b)	1,566,398	61,183,506
Snap, Inc. Class A (b)	343,369	25,553,521

TOTAL UNITED STATES OF AMERICA		830,432,430

TOTAL COMMON STOCKS
(Cost $18,767,588,157)		27,351,120,810

Preferred Stocks - 3.3%
Convertible Preferred Stocks - 0.2%
China - 0.2%
ByteDance Ltd. Series E1 (e)(f)	399,541	46,422,669
dMed Biopharmaceutical Co. Ltd. Series C (e)(f)	769,712	10,645,117
		57,067,786
Nonconvertible Preferred Stocks - 3.1%
Brazil - 2.5%
Ambev SA sponsored ADR	57,719,300	182,970,181
Companhia de Transmissao de Energia Eletrica Paulista (PN)	3,883,000	17,990,072
Itau Unibanco Holding SA sponsored ADR (c)	32,167,843	185,608,454
Metalurgica Gerdau SA (PN)	46,550,922	127,365,360
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	11,948,800	122,594,688
sponsored ADR	9,223,200	98,411,544
		734,940,299
India - 0.1%
Pine Labs Private Ltd.:
Series 1 0.00% (e)(f)	22,959	8,560,493
Series A 0.00% (e)(f)	5,737	2,139,098
Series B 0.00% (e)(f)	6,242	2,327,392
Series B2 0.00% (e)(f)	5,049	1,882,570
Series C 0.00% (e)(f)	9,391	3,501,528
Series C1 0.00% (e)(f)	1,978	737,517
Series D 0.00% (e)(f)	2,116	788,972
		19,937,570
Korea (South) - 0.5%
Hyundai Motor Co. Series 2	1,083,007	97,707,006
Samsung Electronics Co. Ltd.	569,732	35,634,197
		133,341,203
Russia - 0.0%
Tatneft PAO	1,214,700	7,586,088
United States of America - 0.0%
Gupshup, Inc. (e)(f)	566,129	12,944,653

TOTAL NONCONVERTIBLE PREFERRED STOCKS		908,749,813

TOTAL PREFERRED STOCKS
(Cost $721,536,567)		965,817,599
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 8/26/21 to 10/21/21 (Cost $21,869,200)	21,870,000	21,868,901
	Shares	Value

Money Market Funds - 3.3%
Fidelity Cash Central Fund 0.06% (h)	539,920,574	540,028,558
Fidelity Securities Lending Cash Central Fund 0.06% (h)(i)	441,449,592	441,493,737
TOTAL MONEY MARKET FUNDS
(Cost $981,503,816)		981,522,295
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $20,492,497,740)		29,320,329,605
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(216,211,380)
NET ASSETS - 100%		$29,104,118,225

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	7,554	Sept. 2021	$482,587,290	$(153,156)	$(153,156)

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Affiliated company

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,550,360,825 or 5.3% of net assets.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $109,431,322 or 0.4% of net assets.

 (f) Level 3 security

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$35,678,747
ByteDance Ltd. Series E1	11/18/20	$43,779,377
dMed Biopharmaceutical Co. Ltd. Series C	12/1/20	$10,932,333
Gupshup, Inc.	6/8/21	$12,944,653
Pine Labs Private Ltd.	6/30/21	$3,581,693
Pine Labs Private Ltd. Series 1 0.00%	6/30/21	$8,560,493
Pine Labs Private Ltd. Series A 0.00%	6/30/21	$2,139,098
Pine Labs Private Ltd. Series B 0.00%	6/30/21	$2,327,392
Pine Labs Private Ltd. Series B2 0.00%	6/30/21	$1,882,570
Pine Labs Private Ltd. Series C 0.00%	6/30/21	$3,501,528
Pine Labs Private Ltd. Series C1 0.00%	6/30/21	$737,517
Pine Labs Private Ltd. Series D 0.00%	6/30/21	$788,972

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$265,974
Fidelity Securities Lending Cash Central Fund	1,498,448
Total	$1,764,422

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$391,973,656	$13,045,955,626	$12,897,908,024	$19,403	$(12,103)	$540,028,558	0.8%
Fidelity Securities Lending Cash Central Fund 0.06%	242,225,838	4,057,374,528	3,858,106,629	--	--	441,493,737	1.4%
Total	$634,199,494	$17,103,330,154	$16,756,014,653	$19,403	$(12,103)	$981,522,295

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
First Resources Ltd.	$76,045,998	$--	$11,944,477	$1,260,158	$(5,769,925)	$15,475,166	$--
GP Investments Ltd. Class A (depositary receipt)	4,906,737	--	5,601,772	--	(11,100,976)	11,796,011	--
JK Cement Ltd.	115,090,372	493,087	14,224,058	--	6,656,824	76,558,365	184,574,590
Macquarie Mexican (REIT)	49,112,406	--	48,588,344	863,813	(8,038,770)	11,995,906	--
Pick 'n Pay Stores Ltd.	69,586,832	46,555,812	16,801,008	5,737,864	(6,904,445)	15,104,220	107,541,411
Piraeus Financial Holdings SA	--	14,745,117	2,399,810	--	541,260	3,043,448	--
Shriram Transport Finance Co. Ltd.	121,160,667	11,130,208	52,954,661	2,293,487	877,846	116,890,241	--
Titan Cement International Trading SA	76,217,964	--	--	2,978,323	--	38,991,303	115,209,267
	$512,120,976	$72,924,224	$152,514,130	$13,133,645	$(23,738,186)	$289,854,660	$407,325,268

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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